Earnings per share - Narrative (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Stock options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented	37,520	8,339